Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	RADWARE LTD
Entity Central Index Key	0001094366
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	21,250,300
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 17,386	$ 15,284
Available-for-sale marketable securities	10,334	24,200
Short-term bank deposits	88,773	51,441
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 2,695 and $ 1,440 in 2010 and 2011, respectively)	12,565	16,543
Other current assets and prepaid expenses	3,625	3,402
Inventories	12,147	9,722
Total current assets	144,830	120,592
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	102,644	82,864
Long-term bank deposits		5,000
Severance pay fund	3,047	3,342
Total long-term investments	105,691	91,206
Property and equipment, net	11,084	11,801
Deferred tax asset, net	811	41
Intangible assets, net	8,163	12,011
Goodwill	24,465	24,465
Other assets	554	519
Total assets	295,598	260,635
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade payables	5,099	5,913
Deferred revenues	28,593	32,907
Other payables and accrued expenses	15,139	14,316
Total current liabilities	48,831	53,136
LONG TERM LIABILITIES:
Deferred revenues	23,901	18,610
Accrued severance pay	3,545	3,899
Total long term liabilities	27,446	22,509
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 30,000,000 at December 31, 2010 and 2011; Issued: 22,256,530 and 23,046,257 shares at December 31, 2010 and 2011, respectively; Outstanding: 20,460,573 and 21,250,300 shares at December 31, 2010 and 2011, respectively	528	506
Additional paid-in capital	233,353	218,593
Treasury stock	(18,036)	(18,036)
Accumulated other comprehensive income (loss)	(1,663)	125
Retained earnings (accumulated deficit)	5,139	(16,198)
Total shareholders' equity	219,321	184,990
Total liabilities and shareholders' equity	$ 295,598	$ 260,635

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves	$ 1,440		$ 2,695
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Ordinary shares, shares issued	23,046,257	23,046,257	22,256,530	22,256,530
Ordinary shares, shares outstanding	21,250,300	21,250,300	20,460,573	20,460,573

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 103,285	$ 89,358	$ 65,021
Services	63,735	54,761	43,883
Total revenues	167,020	144,119	108,904
Cost of revenues:
Products	24,231	21,306	16,609
Services	9,126	7,898	6,666
Total cost of revenues	33,357	29,204	23,275
Gross profit	133,663	114,915	85,629
Operating expenses:
Research and development	36,064	31,660	25,674
Sales and marketing	69,543	64,609	55,130
General and administrative	9,629	10,190	11,930
Total operating expenses	115,236	106,459	92,734
Operating income (loss)	18,427	8,456	(7,105)
Financial income, net	4,200	2,057	1,987
Income (loss) before taxes on income	22,627	10,513	(5,118)
Taxes on income	1,290	879	818
Net income (loss)	$ 21,337	$ 9,634	$ (5,936)
Basic net earnings (loss) per share	$ 1.02	$ 0.49	$ (0.31)
Diluted net earnings (loss) per share	$ 0.93	$ 0.44	$ (0.31)

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock, At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 465	$ 185,985	$ (17,619)	$ (873)	$ (19,896)		$ 148,062
Balance, shares at Dec. 31, 2008	18,918,438
Repurchase of shares	(2)		(417)				(419)
Repurchase of shares, shares	(68,787)
Issuance of shares upon exercise of stock options	2	1,016					1,018
Issuance of shares upon exercise of stock options, shares	66,950
Stock based compensation		4,041					4,041
Tax benefit related to exercise of stock options		899					899
Comprehensive Income (loss):
Unrealized gain/(loss) on available-for-sale securities, net				1,808		1,808	1,808
Net income (loss)					(5,936)	(5,936)	(5,936)
Total comprehensive (Income) loss						(4,128)
Balance at Dec. 31, 2009	465	191,941	(18,036)	935	(25,832)		149,473
Balance, shares at Dec. 31, 2009	18,916,601
Issuance of shares upon exercise of stock options	41	21,159					21,200
Issuance of shares upon exercise of stock options, shares	1,543,972
Stock based compensation		5,493					5,493
Comprehensive Income (loss):
Unrealized gain/(loss) on available-for-sale securities, net				(810)		(810)	(810)
Net income (loss)					9,634	9,634	9,634
Total comprehensive (Income) loss						8,824
Balance at Dec. 31, 2010	506	218,593	(18,036)	125	(16,198)		184,990
Balance, shares at Dec. 31, 2010	20,460,573						20,460,573
Issuance of shares upon exercise of stock options	22	8,512					8,534
Issuance of shares upon exercise of stock options, shares	789,727
Stock based compensation		5,458					5,458
Tax benefit related to exercise of stock options		790					790
Comprehensive Income (loss):
Unrealized gain/(loss) on available-for-sale securities, net				(1,788)		(1,788)	(1,788)
Net income (loss)					21,337	21,337	21,337
Total comprehensive (Income) loss						19,549
Balance at Dec. 31, 2011	$ 528	$ 233,353	$ (18,036)	$ (1,663)	$ 5,139		$ 219,321
Balance, shares at Dec. 31, 2011	21,250,300						21,250,300

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 21,337	$ 9,634	$ (5,936)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10,299	9,052	9,794
Stock based compensation	5,458	5,493	4,041
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	3,652	1,877	1,765
Accrued interest on bank deposits	(243)	(137)	(130)
Accrued severance pay, net	(59)	(591)	(703)
Decrease (increase) in deferred income taxes, net	(1,358)	(5)	1
Decrease (increase) in trade receivables, net	3,978	60	(3,255)
Decrease (increase) in other current assets and prepaid expenses	365	(468)	(888)
Decrease (increase) in inventories	(2,425)	70	(561)
Increase (decrease) in trade payables	(814)	214	1,053
Increase in deferred revenues	977	13,358	8,807
Increase in other payables and accrued expenses	1,613	2,409	1,338
Excess tax benefit from stock-based compensation	(790)		(899)
Net cash provided by operating activities	41,990	40,966	14,427
Cash flows from investing activities:
Purchase of property and equipment	(5,734)	(5,650)	(5,837)
Investment in other long-term assets	(35)	(88)	(36)
Investment in bank deposits	(32,089)	(21,174)	(35,000)
Purchase of available-for-sale marketable securities	(68,777)	(75,814)	(405,827)
Proceeds from redemption and maturity of available-for-sale marketable securities	57,423	37,201	440,575
Payment for the acquisition of Intangible assets		(1,200)
Payment for the acquisition of Alteon			(18,022)
Net cash used in investing activities	(49,212)	(66,725)	(24,147)
Cash flows from financing activities:
Proceeds from exercise of stock options	8,534	21,200	1,018
Excess tax benefit from stock-based compensation	790		899
Repurchase of shares			(419)
Net cash provided by financing activities	9,324	21,200	1,498
Increase (decrease) in cash and cash equivalents	2,102	(4,559)	(8,222)
Cash and cash equivalents at the beginning of the year	15,284	19,843	28,065
Cash and cash equivalents at the end of the year	17,386	15,284	19,843
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 847	$ 719	$ 383

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.
Radware Ltd. ("the Company"), an Israeli corporation commenced operations in April 1997. The Company and its subsidiaries ("the Group") are engaged in the development, manufacture and sale of Application Delivery and Application Security solutions that provide end-to-end availability, performance and security of business-critical network applications. The Company's products are marketed worldwide.

b.
The Company has established wholly-owned subsidiaries in the United States, France, Germany, Singapore, the United Kingdom, Japan, Korea, Canada, India, Australia and Italy. The Company holds 85% of its Israeli subsidiary. In addition, the Company has established representative offices in China and Taiwan. The Company's subsidiaries are engaged primarily in sales, marketing and support activities.

c.
The Company depends on three major suppliers to supply certain components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company's results of operations and financial position.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars ("dollar" or "dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income (expense) in the period in which the currency exchange rates change.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term deposits. Such long-term deposits are stated at cost which approximates market values.

f.	Investment in marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ACS No. 320, "Investments- Debt and equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of income (operations) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. During the years 2009, 2010 and 2011, the Company did not record any other-than-temporary impairment loss with respect to its marketable securities.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-off totaled $ 1,136, $ 255 and $ 1,205 in 2009, 2010 and 2011, respectively, and has been included in cost of revenues.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computer, peripheral equipment and software	15 - 33 (mainly 33 )
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

i.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2010 and 2011, no impairment losses have been identified.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 1 to 7 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2009, 2010 and 2011, no impairment losses were recorded.

j.	Goodwill:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. Goodwill is tested for impairment by comparing the estimated fair value of the Company as one reporting unit with the carrying amounts of its total net assets. Fair value was determined using market comparables and multiples. The Company operates in one operating segment, and this segment comprises its only reporting unit. During the years ended December 31, 2009, 2010 and 2011, no impairment losses were recorded.

k.	Revenue recognition:

The Company and its subsidiaries generate revenues mainly from selling their products and from post-contract customer support, which are sold primarily through distributors and resellers, all of which are considered end-users.

Revenues from product sales are recognized in accordance with ASC No. 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, and collectability is reasonably assured.

Revenue derived from post-contract customer support, which represents mainly software updates, help desk support, unit replacement or repair, and security update service is recognized ratably over the contract period, which is typically between one year and five years.

Revenues in arrangements with multiple deliverables entered into until December 31, 2010 are recognized under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and all other revenue recognition criteria are satisfied.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011. For the year ended December 31, 2011, the impact of the adoption of this standard was an increase in revenues in an amount of $5,286.

The Company determines the selling price in multiple-element arrangements as follows:

VSOE for post-contract customer support is determined based on the price charged when such element is sold separately (renewals). The price may vary in the territories and vertical markets in which the Company conducts business. Price is determined by using a consistent percentage of the Company's product price lists, in the same territories and markets.

For the product, the Company determined the selling price by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of estimated selling price ("ESP") is made through consultation with and approval of management, taking into consideration the pricing model and go-to-market strategy.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC No. 605. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions amounted to $ 1,925 and $ 870 as of December 31, 2010 and 2011, respectively.

Deferred revenues include unearned amounts received under post-contract customer support.

l.	Shipping and Handling:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of sale.

m.	Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties and amortization of acquired technology.

Cost of services is comprised of cost of post sale customer support.

n.	Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2009, 2010 and 2011 were immaterial.

o.	Research and development expenses:

Research and development expenses are charged to the statement of operations, as incurred.

p.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options granted are expected to be outstanding. Expected term of options granted is based upon historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the Company's stock options granted to employees, consultants and directors for the years ended December 31, 2009, 2010 and 2011 was estimated using the following weighted average assumptions:

Employees stock option plan:

	Year ended December 31,
	2009	2010	2011

Risk free interest rate	1.84%	1.23%	0.99%
Dividend yields	0%	0%	0%
Expected volatility	40%	38%	47%
Weighted average expected term from grant date (in years)	3.98	3.44	3.79

Employees stock purchase plan:

Year ended December 31,
2010

Risk free interest rate	0.29%
Dividend yields	0%
Expected volatility	36%
Weighted average expected term from grant date (in yeas)	0.75

q.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest related to unrecognized tax benefits in its taxes on income.

r.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, available-for-sale marketable securities and trade receivables.

The majority of the Company's and its subsidiaries' cash and cash equivalents and bank deposits are invested in major banks in Israel and the U.S. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company's marketable securities include investments in foreign banks and government debentures and corporate debentures. The Company's investment policy limits the amount the Company may invest in each issuer, thereby reducing credit risk concentration.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. Bad debt expenses for the years ended December 31, 2009, 2010 and 2011 were $ 0, $ 270 and $ 0, respectively. Total write offs during 2009, 2010 and 2011 amounted to $ 0, $ 0 and $ 200, respectively.

s.	Severance pay:

The Company's liability for severance pay for periods prior to April 1, 2007 is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month's salary for each year of employment, or a portion thereof. Until April 1, 2007, the Company's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of the deposited funds for the Company's employees' severance pay for employment periods prior to April 1, 2007 include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective April 1, 2007, the Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation with respect to period of employment subsequent to April 1, 2007. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited. Consequently, effective from April 1, 2007, the Company increased its contribution to the deposited funds to cover the full amount of the employees' salaries.

Severance pay expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $ 941, $ 1,866 and $ 2,244, respectively.

t.	Fair value of financial instruments:

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company's items of other comprehensive income relates to unrealized gains and losses on available for sale marketable securities.

v.	Treasury stock:

The Company repurchases its Ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

w.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC No. 260, "Earnings Per Share".

The total number of shares related to outstanding options excluded from the calculation of diluted income (loss)  per share as they would have been anti dilutive was 4,700,050, 482,350 and 1,131,800 for the years ended December 31, 2009, 2010 and 2011, respectively.

x.	Recently issued accounting standards:

In June 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-05 presentation of comprehensive income topic 220, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The guidance requires retrospective application, and it is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB issued ASU 2011- in regards to annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

Business Combination	12 Months Ended
Dec. 31, 2011
Business Combination [Abstract]
Business Combination
NOTE 3:-	BUSINESS COMBINATION

Acquisition of Alteon:

On March 31, 2009, the Company acquired from Nortel Networks Ltd., Nortel Networks Inc. and other Nortel entities ("Nortel") certain assets and liabilities related to Nortel's Layer 4-7 Application Delivery Business ("Alteon"). The main reason for this acquisition was to increase the Company's installed products customer base. The total consideration of the acquisition was $ 18,022.

In addition the Company incurred acquisition related costs in a total amount of $ 2,485, which are included in general and administrative expenses for the year 2009. Acquisition related costs include investment banking fees, legal and accounting fees and other external costs directly related to the acquisition.

Under business combination accounting the purchase price was allocated to the identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values as follows:

Inventory	$2,519
Property and equipment	181
Intangible assets	16,241

Total identifiable assets acquired	18,941

Warranty provision	(1,600)
Deferred revenues	(10,310)

Total liabilities assumed	(11,910)

Goodwill (tax deductable)	10,991

Total consideration	$18,022

Intangible Assets

In performing the purchase price allocation, the Company considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Alteon's products. The fair value of intangible assets was determined by management, based on market participant approach to valuation performed by a third party valuation firm using an income approach and based on estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the acquisition:

	Fair value	Useful life

Customer relationships	$6,911	5.8 years
Brand name	832	5.8 years
Core technology	5,639	4.8 years
In-Process research and development	2,859	7 years (*)

Total intangible assets	$16,241

(*)	In 2010, upon completion of development, the Company evaluated the useful life at 7 years.

Customer relationships represent the underlying relationships and agreements with Alteon installed customer base.

Brand name value represents the recognition value of Alteon brand name as a result of advertising expenditures for customer relations.

Core technology represents a combination of Alteon processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products.

In-process research and development represents incomplete Alteon research and development projects that had not reached technological feasibility as of the date of the acquisition.

The following unaudited condensed combined pro forma information for the year ended December 31, 2009, gives effect to the acquisition of Alteon Business as if the acquisition had occurred on January 1, 2009. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net loss includes additional amortization of intangible assets related to the acquisition of $ 928 in 2009.

Year ended December 31, 2009
Unaudited
Total consolidated

Revenues	$115,951

Net loss	$(3,187)

Basic and diluted net loss per share	$(0.17)

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
NOTE 4:-	MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$17,444	$-	$105	$17,549	$6,162	$(46)	$7	$6,123
Corporate debentures	6,628	-	23	6,651	4,212	(4)	3	4,211

Total available-for-sale marketable securities	$24,072	$-	$128	$24,200	$10,374	$(50)	$10	$10,334

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$32,985	$(81)	$333	$33,237	$34,989	$(645)	$33	$34,377
Corporate debentures	17,272	(6)	175	17,441	16,720	(28)	204	16,896

Total available-for-sale marketable securities	$50,257	$(87)	$508	$50,678	$51,709	$(673)	$237	$51,273

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

U.S. Government debentures	$2,510	$(31)	$-	$2,479	$-	$-	$-	$-
Foreign banks and government debentures	19,276	(275)	15	19,016	33,623	(1,426)	85	32,282
Corporate debentures	10,824	(137)	4	10,691	18,935	(129)	283	19,089

Total available-for-sale marketable securities	$32,610	$(443)	$19	$32,186	$52,558	$(1,555)	$368	$51,371

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$49,510	$(1,999)	$6,858	$(116)	$56,368	$(2,115)
Corporate debentures	8,943	(152)	1,594	(10)	10,537	(162)

Total available-for-sale marketable securities	$58,453	$(2,151)	$8,452	$(126)	$66,905	$(2,277)

	December 31, 2010
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

U.S. Government debentures	$2,479	$(31)	$-	$-	$2,479	$(31)

Foreign banks and government debentures	25,354	(356)	-	-	25,354	(356)
Corporate debentures	10,896	(143)	-	-	10,896	(143)

Total available-for-sale marketable securities	$38,729	$(530)	$-	$-	$38,729	$(530)

As of December 31, 2010 and 2011, interest receivable amounted to $ 1,271 and $ 1,274, respectively, and is included within available for sale marketable securities in the balance sheets.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents, bank deposits and available for sale marketable securities at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2011 and 2010:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,247	$-	$-	$1,247

Available-for-sale:

Foreign banks and government debentures	-	72,783	-	72,783
Corporate debentures	-	40,195	-	40,195

Total financial assets	$1,247	$112,978	$-	$114,225

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$755	$-	$-	$755

Available-for-sale:
U.S. Government debentures	-	2,479	-	2,479
Foreign banks and government debentures	-	69,802	-	69,802
Corporate debentures	-	34,783	-	34,783

Total financial assets	$755	$107,064	$-	$107,819

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 6:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2010	2011

Raw materials and components	$614	$1,502
Work-in-progress	1,798	1,647
Finished products (*)	7,310	8,998

	$9,722	$12,147

(*)
Includes amounts of $ 337 and $ 458, as of December 31, 2011 and 2010, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Cost:

Computer, peripheral equipment and software	$36,187	$40,741
Office furniture and equipment	3,471	3,750
Leasehold improvements	2,189	2,282

	41,847	46,773
Accumulated depreciation:

Computer, peripheral equipment and software	26,614	31,842
Office furniture and equipment	2,268	2,515
Leasehold improvements	1,164	1,332

	30,046	35,689

Property and equipment, net	$11,801	$11,084

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were $ 6,491, $ 5,069 and $ 6,451 respectively.

During 2010 and 2011, the Company recorded a reduction of $ 62 and $ 808, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 8:-	INTANGIBLE ASSETS, NET

	Weighted
	average
	amortization	December 31,
	period	2010	2011
	(years)
Cost:
Acquired technology	6 - 7	$12,625	$12,625

Customers relationships and brand name	Mainly 6	9,107	9,107

		21,732	21,732
Accumulated amortization:
Acquired technology		4,782	6,945

Customers relationships and brand name		4,939	6,624

		9,721	13,569

Intangible assets, net		$12,011	$8,163

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,303, $ 3,983 and $ 3,848, respectively.

Future estimated amortization expenses for the years ending:

December 31,

2012	$3,034
2013	2,661
2014	1,237
2015 and thereafter	1,231

Total	$8,163

Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$8,115	$7,748
Accrued expenses	3,426	4,131
Governmental authorities	2,464	2,940
Warranty provision	311	320

	$14,316	$15,139

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The facilities of the Company and its subsidiaries are leased under various operating lease agreements, which expire on various dates, the latest of which is on April 30, 2014. Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2011, are (in the aggregate) and for each succeeding fiscal year below:

2012	$2,301
2013	1,027
2014	295

$3,623

Total rent expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,514, $ 3,556 and $ 3,922, respectively (see also Note 16b).

b.	Litigation:

1.
In December 2001, the Company, its Chairman Yehuda Zisapel, its President, Chief Executive Officer and Director Roy Zisapel and its Chief Financial Officer Meir Moshe (the "Individual Defendants") and several underwriters in the syndicates for the Company's September 30, 1999 initial public offering and January 24, 2000 secondary offering, were named as defendants in a class action complaint alleging violations of the federal securities laws in the United States District Court for the Southern District of New York (the "district court"). The complaint sought unspecified damages as a result of alleged violations of Section 11 of the Securities Act of 1933, as amended (the "Securities Act") against all the defendants and Section 15 of the Securities Act against the Individual Defendants arising from activities purportedly engaged in by the underwriters in connection with the Company's initial public offering and secondary offering.

Plaintiffs allege that the underwriter defendants agreed to allocate stock in the Company's initial public offering and secondary offering to certain investors in exchange for excessive and undisclosed commissions and agreements by those investors to make additional purchases of stock in the aftermarket at pre-determined prices. An amended complaint filed on April 19, 2002, which is now the operative complaint, added a claim under Section 10(b) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") against the Company and a claim under Section 20(a) of the Exchange Act against the Individual Defendants.

After various proceedings described in previous Company filings, two appeals proceeded. One appeal was dismissed and the second appeal was remanded to the district court for further proceedings. The district court ruled that the appellant lacked standing to appeal. The appellant appealed the district court decision to the Second Circuit. Subsequently, the class plaintiffs and the appellant entered into a settlement agreement pursuant to which the appellant withdrew and dismissed his appeal with prejudice. The settlement is therefore final and the case is concluded.

The Company's insurance carrier has paid into an escrow account the entire current settlement amount attributed to the Company. Accordingly, there is no impact to the Company's statements of operations or cash flows because the amounts of the settlement and the insurance recovery fully offset each other.

2.
Domestically, following audit of the Company's 2004 and 2005 corporate tax returns, in December 2010, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment of additional taxes in the aggregate amount of NIS 16 million for 2004 and NIS 15 million for 2005 including interest as of the assessment date.

In addition following audit of the Company's 2006 and 2008 corporate tax returns, in January 2012, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment ofadditional taxes in the aggregate amount of NIS 25 million for 2006 and NIS 8 million for 2008 including interest as of the assessment date.

The Company has appealed the orders relating to the four years mentioned above with the Tel Aviv District court, and these appeals are pending. There can be no assurance that the court will accept the Company's positions on matters raised and, in such an event, the company may record additional tax expenses if these matters are settled for amounts in excess of the current position.

3.
In November 2011, SNMP Research International, Inc. and SNMP Research, Inc. commenced a lawsuit in the United States Bankruptcy Court for the District of Delaware against Nortel Networks, Inc. (and certain of its affiliates entities), Genband US LLC, GENBAND, Inc., Performance Technologies, Inc., Perftech (PTI) Canada, Avaya, Inc. and Radware, Ltd.  The complaint alleges that the Company has infringed certain of SNMP's copyrights, misappropriated certain of SNMP's trade secrets, was unjustly enriched, and converted certain of SNMP's intellectual property. SNMP has asserted that as part of the Company's acquisition of the Layer 4-7 Application Delivery business from Nortel Networks in March 2009, the Company received certain intellectual property of SNMP Research that was embedded in the Layer 4-7 business.  The complaint does not specify the amount of damages and requests that such amount be determined at trial.  The Company conducted an analysis, and based on that analysis the Company advised SNMP Research that the Company did not receive any of its intellectual property as part of the acquisition.  The Company is currently awaiting a response from SNMP. If SNMP Research does not dismiss the lawsuit, the Company intends to vigorously defend the litigation which is in a preliminary stage, and we cannot estimate what impact, if any, the litigation may have on the Company's results of operations, financial condition or cash flows.

4.
From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 11:-	SHAREHOLDERS' EQUITY

The Company's shares are listed for trade on the NASDAQ National Market under the symbol "RDWR".

a.	Rights of shares:

Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.	Treasury stock:

In July 2006, the Company's Board of Directors authorized the repurchase of up to $ 25,000 in the open market, subject to normal trading restrictions. During 2006, the Company purchased 846,855 of its Ordinary shares for total consideration of $ 11,069. During 2008, the Company purchased 880,315 of its Ordinary shares for total consideration of $ 6,594. During 2009 the company purchased 68,787 of its Ordinary shares for total consideration of $ 419. Total consideration for the purchase of these Ordinary shares was recorded as Treasury shares, at cost, as part of shareholders' equity.

In October 2011, the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 20,000 of the Company's ordinary shares in the open market, subject to normal trading restrictions. The repurchase program expires on October 2012. To date, no shares have been purchased under this program.

c.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.	Stock Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) and the Directors and Consultants Option Plan ("the Stock Option Plans"). Under the Stock Option Plans, options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The exercise price per share under the Stock Option Plans was generally not less than the market price of an Ordinary share at the date of grant. The options expire between 5.2 years to 6 years from the grant date. The options vest primarily over four years. Each option is exercisable for one Ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Stock Option Plans, the Company reserved for issuance 11,097,318 Ordinary shares. This amount includes an increase of 2% of the company's capital stock on a fully diluted basis, reserved for option grants under the Stock Option Plans, as approved by the Company in October 2011. As of December 31, 2011, an aggregate of 374,490 Ordinary shares of the Company were still available for future grants

On February 1, 2010, the Company's Board of Directors adopted an additional addendum to the share option plan allowing the allocation of short term options to grantees who are not residents of Israel or the United States, with a grant price of 90% of the closing sales price for the shares on the NASDAQ on the date of grant of a respective option award. As of December 31, 2011, 500,000 ordinary shares have been reserved for option grants under this addendum. As of December 31, 2011, an aggregate of 381,653 Ordinary shares of the Company, under this addendum, were still available for future grants.

Employee Stock Purchase Plan ("ESPP"):

On February 1, 2010 the company's Board of Directors adopted the 2010 Employee Share Purchase Plan ("ESPP"), which provides for the issuance of a maximum of 1,000,000 ordinary shares. Pursuant to the ESPP, eligible employees (including only Israeli and United States residents) could have up to 10% of their net income withheld, up to certain maximums, to be used to purchase the Company's ordinary shares. The ESPP is implemented with overlapping one year Offering Periods, each one consisting of two purchases, once in every six-month period. The price of each ordinary share purchased under the ESPP is equal to 90% of the closing price for the shares on the respective Offering Date.

During 2011 and 2010, employees purchased 68,329 and 59,451, respectively, of Ordinary shares at average prices of $ 14.75 and $ 14.18, respectively.

As of December 31, 2011, 872,220 Ordinary shares were available for future issuance under the ESPP.

In accordance with ASC No. 820, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2011 and 2010, the Company recognized $ 50 and $ 306, respectively, of compensation expense in connection with the ESPP.

A summary of employees, consultants and directors option activity under the Company's Stock Option Plans as of December 31, 2011 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	3,989,187	$13.09	3.50	97,409
Granted	1,008,800	$30.99	N/A	N/A
Exercised	(721,398)	$10.43	N/A	17,398
Expired	(4,500)	$12.50	N/A	N/A
Forfeited	(197,436)	$20.96	N/A	N/A

Outstanding at December 31, 2011	4,074,653	$17.60	3.20	51,707

Exercisable at December 31, 2011	1,414,384	$12.31	2.52	24,006

Vested and expected to vest at December 31, 2011	3,777,422	$16.92	3.12	50,076

	December 31, 2010
	Number of options	Weighted average exercise price

Options outstanding at the beginning of the year	4,700,050	11.76

Changes during the year:
Granted	1,123,898	20.17
Exercised	(1,484,521)	13.71
Expired	(75,150)	24.07
Forfeited	(275,090)	12.93

Options outstanding at the end of the year	3,989,187	13.09

Options exercisable at the end of the year	412,602	12.63

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 2.72, $ 6.34 and $ 11.33, respectively.

As of December 31, 2011, there was approximately $ 9,116 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.06 years. Total grant-date fair value of vested options for the year ended December 31, 2011 was approximately $ 6,731.

The options outstanding under the Company's Stock Option Plans as of December 31, 2011 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$6.15-8.99	1,310,266	2.46	$8.02	543,583	$8.31
$10.64-15.61	1,391,237	2.68	$14.47	860,801	$14.59
$23.87-24.67	660,750	4.48	$24.22	-	$-
$32.79-37.33	712,400	4.35	$35.23	10,000	$34.58

	4,074,653			1,414,384

Stock-based compensation was recorded in the following items:

	Year ended December 31,
	2009	2010	2011

Cost of sales	$71	$64	$66
Research and development	$630	$1,247	$1,124
Selling and marketing	$1,164	$2,393	$3,135
General and administrative	$2,176	$1,789	$1,133

Total Expenses	$4,041	$5,493	$5,458

Earning (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earning (Loss) Per Share [Abstract]
Earning (Loss) Per Share
NOTE 12:-	EARNING (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2009	2010	2011

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$(5,936)	$9,634	$21,337

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings (loss) per share	18,879,230	19,557,545	20,952,866
Effect of dilutive securities:
Employee stock options	*) -	2,176,093	1,935,198

Denominator for diluted net earnings (loss) per share	18,879,230	21,733,638	22,888,064

Basic net earnings (loss) per share	$(0.31)	$0.49	$1.02

Diluted net earnings (loss) per share	$(0.31)	$0.44	$0.93

*)	Antidilutive.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.	General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2011

Beginning balance	$910	$1,027
Additions for prior year tax positions	117	(7)
Additions for current year tax positions	-	649

Ending balance	$1,027	$1,669

The Company's Israeli tax returns have been examined for all years prior to fiscal 2004, and the Company is no longer subject to audit for these periods.

As of December 31, 2011, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2011, 2010 and 2009 an amount of $(7), $ 117 and $ 250, respectively, added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. During the years ended December 31, 2010 and 2009, the entire addition to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2011 and 2010, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 447 and $ 454 respectively, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within income tax expense

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. Tax returns have been examined for all years prior to fiscal 2010, and the Company is no longer subject to audit for these periods.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli Taxation:

1.	Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates:

Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

3.	Net operating losses carryforward:

The Company has estimated total available carryforward operating and capital tax losses of approximately $ 5,000, which can be carried forward and offset against future taxable income in the future for an indefinite period. The Company provided a full valuation allowance in respect of all the deferred tax assets resulting from the carryforward operating tax losses for which future offset is doubtful. Management currently believes that it is more likely than not that those deferred tax deductions will not be realized in the foreseeable future.

4.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an "Approved Enterprise" status under the above state law. According to the provisions of such Israeli law, the Company has been granted the "Alternative Benefit Track", under which the main benefits are a tax exemption and reduced tax rate. Therefore, the Company's income derived from the Approved Enterprise and allocated to the Tel Aviv facility will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years with reduced tax rates of 10%-25% (based on percentage of foreign ownership). Income allocated to the Jerusalem facility will be exempt from tax for a period of up to 10 years, provided that the Company meets certain criteria. The income derived from the "Approved Enterprise" program shall be allocated between the facilities in Tel-Aviv and Jerusalem based on a mechanism as determined by the Investment Center.

The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company began to utilize such tax benefits in 2004. The time limitation does not apply to the exemption period.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the above law, regulations published hereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be partially or fully canceled and the Company may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustments and including interest.

As of December 31, 2011, the company has retained earnings.

If retained earning tax-exempt income will be distributed in the future, it would be taxed at the corporate tax rate applicable to such profits with respect to the gross amount as if the Company had not elected the alternative tax benefits (currently between 10% - 25%, based on percentage of foreign ownership at the date of declaration).

Income from sources other than the "Approved Enterprise" will be subject to the tax at the regular rate.

During 2004, the Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an expansion program for its Approved Enterprise status by the Investment Center. The Company applied for an amendment to this expansion program, according to which it requested an enlargement to this expansion program, neutralization of certain assets and an approval that the benefits period from such expansion program will commence in 2006. In 2010, the Investment Center granted an approval for the year 2006.

On April 2005, an amendment to the law ("the Amendment") has changed certain provisions of the law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of the Company's business income from export. In order to be eligible for the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election"). Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In this case, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election. The Company elected 2009 as year of election according to the law prior to the reform mentioned below. As of December 31, 2010, the Company did not generate income under the provisions of the Amendment.

In the event of distribution of dividends from the above mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Benefiting  Enterprise's income.

In addition, as a result of the amendment, tax-exempt income attributed to Benefiting Enterprise, will subject the Company to taxes upon distribution in any manner including complete liquidation.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Benefiting Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

Recently, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time. As of December 31, 2011, the company remained subject to the current law.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current taxes	$795	$884	$2,648
Deferred taxes	23	(5)	(1,358)

	$818	$879	$1,290

Domestic	$397	$86	$915
Foreign	421	793	375

	$818	$879	$1,290

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011

Carryforward tax losses	$8,626	$2,275
Accrued employees costs	1,197	289
Intangible assets	656	230
Research and development	2,252	294
Other	45	-

Deferred tax assets before valuation allowance	12,776	3,088
Valuation allowance	(11,178)	(1,090)

Net deferred tax asset	1,598	1,998

Intangible assets, including goodwill	(1,502)	(481)
Unrealized gains on marketable securities	(28)	(91)

Deferred tax liability	(1,530)	(572)

Net deferred tax assets	$68	$1,426
Domestic:
Current deferred tax asset, net	-	615

Foreign:

Non-current deferred tax asset, net	41	811
Current deferred tax asset, net	27	-

	68	811

	$68	$1,426

Current deferred tax asset, net, is included within other current assets and prepaid expenses.

The net change in the valuation allowance was primarily relates to change in the Israeli tax rate in future years.

e.	Foreign:

The subsidiary in the U.S. has partly provided valuation allowance in respect of deferred tax assets resulting from carry forwards of net operating loss. ASC No. 718 prohibits recognition of a deferred income tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. An amount of $ 8,400 of  the net operating loss carry-forwards relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

Through December 31, 2011, the U.S. subsidiary had a U.S. federal loss carry forward of approximately $ 16,400, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2021 and fiscal 2027.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Another subsidiary has estimated total available carryforward tax losses of approximately $ 370 to offset against future taxable profit. As of December 31, 2011, the Company recorded a deferred tax asset of $ 92 relating to these available net carryforward losses.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income (loss) of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) before taxes, as reported in the consolidated statements of income	$(5,118)	$10,513	$22,627

Statutory tax rate	26%	25%	24%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$(1,331)	$2,628	$5,430
Tax adjustment in respect of different tax rate of foreign subsidiary	130	49	365
Non-deductible expenses and other permanent differences	52	38	858
Deferred taxes on losses for which valuation allowance was provided, net	421	(3,292)	(3,512)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	-	(5,401)
Stock compensation relating to stock options per ASC No. 718	1,296	1,373	1,310
Income taxes in respect of prior years	250	86	63
Benefiting enterprise benefits	-	-	2,177
Other	-	(3)	-

Actual tax expense	$818	$879	$1,290

g.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(7,405)	$8,356	$18,062
Foreign	2,287	2,157	4,565

Loss before income taxes	$(5,118)	$10,513	$22,627

Geographic Inforomation	12 Months Ended
Dec. 31, 2011
Geographic Inforomation [Abstract]
Geographic Inforomation
NOTE 14:-	GEOGRAPHIC INFOROMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011
Revenues from sales to customers located at:

The United States	$22,437	$28,497	$33,932
America - other	7,267	11,995	9,763
EMEA *)	36,226	44,231	57,648
China	11,343	14,180	18,497
Asia Pacific - other	31,631	45,216	47,180

	$108,904	$144,119	$167,020

*)	Europe, the Middle East and Africa.

	December 31,
	2010	2011
Long-lived assets, by geographic region:

America (principally the United States)	$1,080	$1,040
Israel	8,150	7,617
EMEA - other	546	777
Asia Pacific	2,025	1,650

	$11,801	$11,084

Selected Statements Of Income Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Income Data [Abstract]
Selected Statements Of Income Data
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:

Interest on bank deposits	$143	$786	$1,185
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,133	2,455	3,191

	2,276	3,241	4,376
Financial expenses:

Interest and other bank charges	(99)	(186)	(163)
Foreign currency translation differences, net	(190)	(998)	(13)

	$1,987	$2,057	$4,200

Balances And Transactions With Related Parties	12 Months Ended
Dec. 31, 2011
Balances And Transactions With Related Parties [Abstract]
Balances And Transactions With Related Parties
NOTE 16:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain of the Company's Board of Directors, management and shareholders have interest:

a.	The following related party balances are included in the balance sheets:

	December 31,
	2010	2011

Trade receivables	$2,611	$1,865

Trade payables	$1,179	$389

b.	The following related party transactions are included in the statements of operations:

	Year ended December 31,
	2009	2010	2011

Revenues (1)	$3,387	$3,203	$6,211

Operating expenses, net - primarily lease, sub-contractors and communications (2)	$2,201	$2,711	$3,094

Purchase of property and equipment	$1,444	$1,841	$1,078

(1)	Distribute the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.